PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Telkomsel (Details) - IDR (Rp) Rp in Millions		12 Months Ended
	Apr. 23, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2004	Feb. 28, 2003
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Employer's contributions		Rp (605,000)	Rp (558,000)
Employer contributions		632,000	576,000
Total obligation		11,411,000	10,043,000	Rp 9,862,000
Telkomsel
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Employer contributions	Rp 857,000
Percentage of haircut from CV	5.00%
Cash value transferred	Rp 814,000
Pension plan participants' contributions	Rp 73,000
Total obligation		Rp 27,000	Rp 18,000
Telkomsel | Jiwasraya
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Percentage of cash value transferred	95.00%
Periodic pension benefit cost | Telkomsel
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Percentage of participating employees contribution		18.00%
Periodic pension benefit cost | Until 2004 | Telkomsel
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Percentage of participating employees contribution					5.00%
Funded pension | The company
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Percentage of participating employees contribution		18.00%				8.40%